Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Dec. 31, 2020	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Nov. 29, 2021
Related Parties (Details) [Line Items]
Contributions from members							$ 7,919
Distributions to members							3,695
Net loss						2,478
Accounts payable			$ 489			$ 489		$ 166
GREP BTB Holdings LLC (“GREP”) [Member]
Related Parties (Details) [Line Items]
Percentage of ownership		20.00%	20.00%			20.00%
Net loss			$ 3,034
BioTown Biogas LLC (“Biotown”) [Member] | GREP BTB Holdings LLC (“GREP”) [Member]
Related Parties (Details) [Line Items]
Percentage of ownership		50.00%
Affiliated Entity [Member]
Related Parties (Details) [Line Items]
Transaction costs			1,518			$ 1,518
Deferred financing costs			26			26
Reynolds RNG LLC [Member]
Related Parties (Details) [Line Items]
Percentage of ownership interest acquired		100.00%
Cash payments		$ 12,020
Parent Company [Member]
Related Parties (Details) [Line Items]
Contributions from members						0	7,919
Distributions to members						0	3,695
Parent Company [Member] | Administrative Services Agreement [Member] | Fortistar LLC ("Fortistar") [Member]
Related Parties (Details) [Line Items]
Annual payment	$ 580
Affiliated Entity [Member] | Hillman [Member]
Related Parties (Details) [Line Items]
Common units, shares issued (in Shares)									14
Total consideration									$ 30,000
Affiliated Entity [Member] | GREP BTB Holdings LLC (“GREP”) [Member] | Reynolds RNG LLC [Member]
Related Parties (Details) [Line Items]
Cash consideration		$ 1,570
Affiliated Entity [Member] | Series A-1 Preferred Stock [Member] | Hillman [Member]
Related Parties (Details) [Line Items]
Common units stock authorized (in Shares)									300,000
Paid-in-kind preferred dividend			2,658			5,093
Affiliated Entity [Member] | Common Class B [Member] | GREP BTB Holdings LLC (“GREP”) [Member] | Reynolds RNG LLC [Member]
Related Parties (Details) [Line Items]
Equity investment held in shares (in Shares)		1,570
Affiliated Entity [Member] | Environmental Processing Fees [Member] | Beacon [Member]
Related Parties (Details) [Line Items]
Environmental processing fee					$ 632
Affiliated Entity [Member] | Environmental Processing Fees [Member] | Noble Road [Member]
Related Parties (Details) [Line Items]
Environmental processing fee			$ 80	$ 0		$ 322	$ 0